Princor
       Financial
(logo) Services
       Corporation



December 7, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


Re       Principal Investors Fund, Inc.
         CIK No.  0000898745

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of Principal Investors Fund, Inc. that the Prospectuses and Statement of Additional Information relating to this fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 13 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on December 5, 2000.

Please send copies of all correspondence with respect to this certificate to the undersigned, or contact me at (515) 235-6086.

Sincerely

/s/ Jean B. Schustek


Jean B. Schustek
Assistant Vice President - Registered Products

JBS/ka



    Home Office: The Principal Financial Group, Des Moines, Iowa 50392-0200
                       (800) 451-5447/FAX (515) 248-4745
Securities offered through Princor Financial Serivces Corporation, a registered broker-dealer. Member SIPC.